Investor A Institutional [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investor A, Institutional | BlackRock Emerging Markets ex-China Fund | Investor A
Prospectus [Line Items]
Annual Return [Percent]	31.35%	(3.64%)